Alger Global Equity Fund Performance Management - Class A C Shares [Member] - Alger Global Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows how the Fund’s average annual returns have varied over the indicated periods. The table shows how the Fund’s average annual returns compare with those of an appropriate broad-based securities market index that represents the overall global equity market. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Before February 1, 2024, the Fund was managed by different portfolio managers and before August 6, 2024, the Fund was named “Alger Global Focus Fund.” Before March 28, 2018, the Fund followed different investment strategies and was managed by different portfolio managers and before August 15, 2018, the Fund was named “Alger Global Growth Fund.” Performance prior to February 1, 2024 and March 28, 2018 reflects these prior management styles and does not reflect the Fund’s current investment personnel, and performance prior to March 28, 2018 does not reflect the Fund’s current investment strategies. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows how the Fund’s average annual returns have varied over the indicated periods. The table shows how the Fund’s average annual returns compare with those of an appropriate broad-based securities market index that represents the overall global equity market.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Return for Class A Shares as of December 31 (%)
Bar Chart Closing [Text Block]	Best Quarter:Q2 202028.91%Worst Quarter:Q2 2022-19.99%
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Narrative	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table Uses Highest Federal Rate	after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Availability Website Address [Text]	www.alger.com
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	28.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.99%)
Lowest Quarterly Return, Date	Jun. 30, 2022